Depreciation Amortization and Impairment by Per Function - Summary of Depreciation and Amortization (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025
Disclosure Of Depreciation Amortization And Impairment [Line Items]
Total depreciation/amortization	$ (12,627)	$ (12,294)	$ (25,481)	$ (23,475)